Interest-Bearing Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interest Bearing Liabilities [Line Items]
Interest-bearing liabilities	kr 32,930	kr 31,831
European Investment Bank credit facility [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate of long term debt	2.45%	1.75%